Condensed Financial Information of Parent Company - Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,385	$ 9,946	¥ 137,996
Prepayments and other current assets	42,731	6,705	58,272
Short-term investment	6,759	1,061	91,049
Total current assets	115,944	18,194	293,720
Non-current assets:
Investment in equity fund	5,580	876	5,711
Total non-current assets	47,906	7,518	152,027
Total assets	163,850	25,712	445,747
Current liabilities:
Accrued expenses and other current liabilities	21,912	3,438	19,382
Total current liabilities	763,012	119,733	1,033,888
Non-currentliabilities:
Other non-current liabilities	4,543	713	10,614
Total non-current liabilities	32,824	5,150	124,422
Total liabilities	795,836	124,883	1,158,310
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	279	44	201	$ 31
Treasury stock (US$0.001 par value; 781,011 shares as of December 31, 2020 and December 31, 2021, respectively)	(15,327)	(2,405)	(15,327)
Additional paid-incapital	1,221,834	191,733	1,198,852
Accumulated other comprehensive income	8,019	1,258	10,256
Accumulated deficit	(1,846,569)	(289,766)	(1,906,476)
Total shareholders' deficit	(631,986)	(99,171)	(712,563)		¥ (324,805)	¥ 218,894
Total liabilities and shareholders' deficit	163,850	25,712	445,747
Parent Company [Member]
Current assets:
Cash and cash equivalents	574	90	2,888
Amounts due from subsidiaries and VIEs	895,041	140,451	866,102
Prepayments and other current assets	3,255	511	5,434
Short-term investment	6,759	1,061	64,910
Total current assets	905,629	142,113	939,334
Non-current assets:
Investment in equity fund	5,580	876	5,711
Total non-current assets	5,580	876	5,711
Total assets	911,209	142,989	945,045
Current liabilities:
Amounts due to inter-company entities	3,409	535	3,415
Accrued expenses and other current liabilities	8,931	1,401	1,543
Total current liabilities	12,340	1,936	4,958
Non-currentliabilities:
Investment deficit in subsidiaries and VIEs	1,530,855	240,224	1,651,038
Other non-current liabilities	0	0	1,612
Total non-current liabilities	1,530,855	240,224	1,652,650
Total liabilities	1,543,195	242,160	1,657,608
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	(279)	(44)	(201)
Treasury stock (US$0.001 par value; 781,011 shares as of December 31, 2020 and December 31, 2021, respectively)	(15,327)	(2,405)	(15,327)
Additional paid-incapital	1,221,834	191,733	1,198,852
Accumulated other comprehensive income	8,019	1,258	10,256
Accumulated deficit	(1,846,569)	(289,766)	(1,906,476)
Total shareholders' deficit	(631,986)	(99,171)	(712,563)
Total liabilities and shareholders' deficit	911,209	142,989	945,045
Class A Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	215	34	212
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	215	34	212
Class B Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	121	19	121
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	¥ 121	$ 19	¥ 121